UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China
World Fund
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

SHAREHOLDER LETTER
Dear Shareholder:
2021 has been a challenging year for Chinese equities,
which have historically outperformed their emerging market
peers. Internet heavyweights have been a drag as the
Chinese government stepped up its regulatory scrutiny of
the industry through antitrust measures and other rules.
Major internet players have pledged to increase spending
to boost their competitiveness, and we view the weakness
in these stocks as a short-term pause rather than a longer-
term pullback. Crucially, we see the government aiming for
the sustainable development of an industry that contributes
significantly to the country’s economic growth and
technological progress. We expect these stocks to resume
their momentum as the regulatory pressure recedes and as
business investments complete, and we remain constructive
about their longer-term potential.
Inflation concerns in the U.S. present another challenge,
as a stimulus-fueled global economy springs back from the
depths of the pandemic. The U.S. Federal Reserve’s recent
comments concerning inflation reflects the solid demand
backdrop that we have observed. The price hikes reflect
rising commodity prices, supply bottlenecks, and pent-up
demand—an interplay of factors unique to the pandemic.
Many emerging market companies have been measured
about passing on higher input costs to customers, and
efficiency gains and competition among companies have
also kept prices in check. Our view is that inflationary
pressures will be relatively short-lived.
On a positive note, China has been climbing the technology
hardware value chain as it prioritizes innovation and self-
sufficiency in its longer-term development plans. Chinese
companies that succeeded in their upgrades have won
market share globally at a time when the pandemic has
hobbled their foreign competitors.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design
a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton China World Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Templeton China World Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 18
Notes to Financial Statements 22
Report of Independent Registered
Public Accounting Firm 32
Tax Information 33
Board Members and Officers 34
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton China World Fund
This annual report for Templeton China World Fund covers
the fiscal year ended August 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the 12 months ended August 31, 2021, the Fund’s Class
A shares posted a total return of -5.79%. For comparison,
the Fund’s new benchmark, the MSCI China Index-NR,
which measures stock market performance of mid- and
large-capitalization companies in China, posted a -5.10%
cumulative total return for the same period.
1
The Fund’s
prior benchmark, the MSCI China Index, posted a -5.00%
cumulative total return.
1
The investment manager believes
the MSCI China Index-NR provides a more consistent
basis for comparison relative to the Fund’s peers. For the
10-year period ended August 31, 2021, the Fund’s Class A
shares posted a +60.30% cumulative total return, compared
with the MSCI China Index-NR’s +101.30% and the MSCI
China Index’s +105.48% cumulative total returns for the
same period.
1
Please note index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find more performance data
in the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
China’s economic recovery continued during the 12-month
period ended August 31, 2021. Year-on-year gross domestic
product growth rates accelerated during 2020’s third and
fourth quarters, driven by retail sales and government-
stimulated industrial production. In late 2020, the government signaled its five-year annual growth targets would be on the lower end of prior forecasts, reflecting continued uncertainty about the novel coronavirus (COVID-19) pandemic’s long-
term economic impact. As a net oil importer, generally low
oil prices throughout much of the period also supported
China’s economy. Year-on-year growth accelerated in 2021’s
first quarter to an all-time record high—albeit compared to
the contraction of 2020’s first quarter—due to strengthening domestic and global demand and continued supportive
government policy. Growth in 2021’s second quarter was
less robust, as higher commodity prices hindered economic
activity.
During the 12 months under review, the People’s Bank of
China held its benchmark loan prime rate steady, though it
offered a record amount of medium-term lending facility in
December 2020 and made multiple cash injections into the
banking system during the period to further support liquidity.
Chinese equities declined during the period. The country’s
continued economic recovery has been the most robust
of any major economy and supported markets early in the
period, but new Chinese government regulations of internet
companies, U.S. government restrictions on investments in
Chinese companies and the global spread of the COVID-19
Delta variant weighed on stocks and offset earlier gains. In this environment, the MSCI China Index-NR posted a -5.10%
total return for the 12 months ended August 31, 2021.
1
Geographic Composition
8/31/21
% of Total
Net Assets
China 98.0%
Hong Kong 2.2%
Short-Term Investments & Other Net Assets (0.2)%
1. Source: Morningstar. As of 8/31/21, the Fund’s Class A 10-year average annual total return not including sales charges was +4.83%, compared with the 10-year average annual total return of +7.25% for the MSCI China Index-NR and +7.47% for the MSCI China Index.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton China World Fund

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Annual Report
Investment Strategy
Our investment strategy employs a fundamental research,
value-oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset
value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its
position in its sector, the economic framework and political environment.
Manager’s Discussion
During the 12 months under review, key contributors to
the Fund’s absolute performance included ANTA Sports
Products, Wuxi Biologics Cayman and China Merchants
Bank.
ANTA Sports Products is a major sportswear company in
China. The company designs, develops, manufactures and
markets apparel, footwear and accessories under the ANTA
brand. Other brands in its portfolio include global names
such as FILA. Although ANTA reported positive annual
growth in 2020 revenue, net income declined slightly from a
year earlier due to higher interest costs. A positive outlook for 2021, however, supported investor sentiment in the stock.
Strong first-half 2021 corporate results, which included
substantial retail sales growth across its brand portfolio,
boosted share price returns. The preference of local brands
by younger Chinese consumers amid greater nationalism
trends supported sales. Investors also responded
positively to ANTA’s sale of non-core assets to focus on the development of core brands. The Chinese government’s
plans to boost sports spending and encourage physical
activity further boosted investor sentiment in the stock.
Wuxi Biologics is a leading, global open-access biologics
technology platform offering end-to-end solutions to clients in the discovery, development and manufacturing of biologics.
Shares were generally on an upward trend during the period,
driven by expectations of vaccine development and growth
in its research and development pipeline. The company
reported robust 2020 revenue and net profit growth, which
exceeded market expectations. First-half 2021 corporate
results also exceeded consensus expectations, with revenue
and earnings more than doubled from a year earlier, due to
an increase in COVID-19 vaccine related projects as well as
a recovery in non-COVID-19-related projects. A beneficiary
of rising outsourcing demand for biologic drug development
and manufacturing services, investors remained confident of
Wuxi Biologics’ growth prospects. Expectations that a share
price spilt in November 2020 would enhance liquidity and
help diversify the company’s investor base further supported sentiment in the stock.
China Merchants Bank is one of China’s largest banks,
with a strong retail banking franchise. It has seen
positive sentiment towards its private banking and
wealth management businesses, as Chinese consumers
increasingly allocate their investments to professional
institutions to manage. A promising outlook for its wealth
management business also raised investor expectations for
the bank’s profitability. China Merchants Bank announced
solid earnings for the first half of 2021, and robust growth in fee and commission income and an improvement in asset
quality boded well for the bank’s operations. Continued
investment in financial technology and plans to launch a
cloud-computing system in 2022 could help improve cost
efficacy and lower costs, further improving future earnings.
Conversely, major detractors from absolute performance
included Alibaba Group Holding, New Oriental Education &
Technology Group and Tencent Holdings.
Alibaba is the leading e-commerce company in China. It also
provides cloud computing services and is involved in local
as well as logistics services. Investors turned cautious as
Chinese regulators stepped up their scrutiny of the internet industry in late 2020. Alibaba also grappled with a halt to
its plan to publicly list its financial technology affiliate in late 2020, as well as regulatory fines for antitrust violations in 2021. The release of new rules for China’s internet
Top 10 Holdings
8/31/21
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 13.3%
Interactive Media & Services
Alibaba Group Holding Ltd. 9.4%
Internet & Direct Marketing Retail
Meituan Dianping 4.7%
Internet & Direct Marketing Retail
China Merchants Bank Co. Ltd. 4.4%
Diversified Banks
ANTA Sports Products Ltd. 4.1%
Footwear
Wuxi Biologics Cayman, Inc. 3.8%
Life Sciences Tools & Services
JD.com, Inc. 3.5%
Internet & Direct Marketing Retail
Luzhou Laojiao Co. Ltd. 2.9%
Distillers & Vintners
NIO, Inc. 2.5%
Automobile Manufacturers
NetEase , Inc. 2.4%
Interactive Home Entertainment

Templeton China World Fund

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Annual Report
industry governing data security, fair market practices and
employment welfare earlier in 2021 further weighed on
shares. Operationally, Alibaba reported above-consensus
second-quarter 2021 earnings and maintained its fiscal
year 2022 revenue guidance. An increase in the company’s
share repurchase program signaled continued management
confidence. Although further regulatory news could drive
share-price volatility in the near term, Alibaba is viewed as well-diversified and resilient, with longer-term growth drivers across multiple areas such as e-commerce, cloud computing
and other enterprise services.
Tighter regulations in China’s after-school tutoring industry weighed on shares of New Oriental Education & Technology,
a leading provider of private education services in the
country, as well as the industry in general. Key stipulations in the new policy included that after-school tutoring (AST)
entities must be “not-for-profit,” in which case all profits and cashflows must be reinvested into the business and
sponsors (shareholders) cannot lay claim to profits; foreign investors can no longer invest in AST via the Variable
Interest Entity structure, which could likely result in company de-listings; and AST institutions are not allowed to use
capital markets for financing. The implications of the new
policy make it evident to us that the current AST business
model is no longer viable, nor are the current listing
structures. It is unclear how the businesses will restructure to satisfy key regulatory requirements (not-for-profit and no foreign investment), and necessary operational changes to
the business model will likely take an extended period of
time to resolve. As a result, we exited the position.
Tencent is one of the largest internet services companies in
China. The company provides online gaming, social network,
financial technology, cloud and other services. Similar to
the aforementioned Alibaba, regulatory changes in China’s
internet sector also impacted shares of Tencent. Regulators
also ordered the company and its subsidiaries to end
exclusive music licensing agreements and rectify other anti-
competitive arrangements, as well as restrict how much time
minors could play games online. Tencent continued to report
solid corporate results during the year, with continued growth in revenue and earnings. The company also announced
plans to increase investments in core businesses. Although
further regulatory changes could result in some volatility
in the short term, strength in Tencent’s core gaming and
advertising businesses, and longer-term monetisation
opportunities in its enterprise services and other services
bode well for the company’s longer-term future.
In the past 12 months, we increased the Fund’s holdings in
the information technology, materials and industrials sectors.
The continued search for undervalued investments led to
the addition of numerous new companies to the Fund’s
portfolio. Key purchases included NIO, a major Chinese
electric vehicle manufacturer, Hua Hong Semiconductor,
a Chinese semiconductor manufacturer, and Daqo New
Energy, a prominent Chinese manufacturer of high-purity
polysilicon for the global solar photovoltaic industry. We also added to existing investments in Minth Group, a Chinese
automobile parts manufacturer, I-Mab, a Chinese clinical-
stage biopharmaceutical company, and Luxshare Precision
Industry, a Chinese designer and manufacturer of cable
assembly and connector system solutions.
Meanwhile, we reduced the Fund’s investments in the health
care, financials and consumer discretionary sectors in favor of opportunities we found more compelling, and to raise
funds for dividend and capital gains distribution during the reporting period. In terms of key sales, we reduced holdings in the aforementioned Wuxi Biologics and Tencent, as well
as in Vipshop Holdings, an online discount retailer for brands in China. The Fund also divested its positions in China Life
Insurance, a Chinese insurer, Shimao Group Holdings, a
Chinese real estate developer, and CSPC Pharmaceutical
Group, a Chinese pharmaceutical company.

Templeton China World Fund

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Annual Report
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Michael Lai, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Templeton China World Fund

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -5.79% -10.97%
5-Year +62.94% +9.02%
10-Year +60.30% +4.24%
Advisor
1-Year -5.61% -5.61%
5-Year +64.92% +10.52%
10-Year +64.64% +5.11%
See page 9 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/11
–
8/31/21)
Advisor Class
(9/1/11
–
8/31/21)

Templeton China World Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities.
The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI China Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of mid- and large-capitalization companies in China. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–8/31/21)
Share Class
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2991 $3.9761 $4.2752
C $0.2991 $3.9761 $4.2752
R6 $0.2991 $3.9761 $4.2752
Advisor $0.2991 $3.9761 $4.2752
Total Annual Operating Expenses
5
Share Class
A 1.83%
Advisor 1.58%

Your Fund’s Expenses
Templeton China World Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $798.40 $8.03 $1,016.28 $9.00 1.77%
C $1,000 $795.30 $11.44 $1,012.46 $12.82 2.53%
R6 $1,000 $799.80 $6.24 $1,018.27 $7.00 1.37%
Advisor $1,000 $799.30 $6.90 $1,017.54 $7.73 1.52%

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.71 $18.01 $22.42 $23.49 $21.51
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.19) (0.07) 0.14 0.29
c
0.15
Net realized and unrealized gains (losses) ........... (0.52) 5.95 (1.76) 1.29 4.59
Total from investment operations .................... (0.71) 5.88 (1.62) 1.58 4.74
Less distributions from:
Net investment income .......................... — (0.13) (0.30) (0.25) (0.19)
Net realized gains ............................. (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ............................... (4.28) (3.18) (2.79) (2.65) (2.76)
Net asset value, end of year ....................... $15.72 $20.71 $18.01 $22.42 $23.49
Total return
d
................................... (5.79)% 36.80% (6.46)% 7.26% 26.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.73% 1.86% 1.87% 1.85% 1.94%
Expenses net of waiver and payments by affiliates ....... 1.72% 1.85% 1.83% 1.85%
e
1.94%
e,f
Net investment income (loss) ...................... (0.98)% (0.39)% 0.76% 1.26%
c
0.71%
Supplemental data
Net assets, end of year (000’s) ..................... $146,131 $164,145 $146,709 $178,315 $188,885
Portfolio turnover rate ............................ 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.57 $17.91 $22.13 $23.12 $21.18
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.34) (0.20) (—)
c
0.10
d
(0.03)
Net realized and unrealized gains (losses) ........... (0.49) 5.91 (1.72) 1.31 4.54
Total from investment operations .................... (0.83) 5.71 (1.72) 1.41 4.51
Less distributions from:
Net investment income .......................... — — (0.01) (—)
c
—
Net realized gains ............................. (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ............................... (4.28) (3.05) (2.50) (2.40) (2.57)
Net asset value, end of year ....................... $15.46 $20.57 $17.91 $22.13 $23.12
Total return
e
................................... (6.51)% 35.80% (7.16)% 6.52% 24.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.47% 2.61% 2.62% 2.60% 2.69%
Expenses net of waiver and payments by affiliates ....... 2.47%
f
2.60% 2.58% 2.60%
f
2.69%
f,g
Net investment income (loss) ...................... (1.76)% (1.15)% 0.01%
h
0.51%
d
(0.04)%
Supplemental data
Net assets, end of year (000’s) ..................... $6,502 $12,376 $15,744 $36,678 $42,577
Portfolio turnover rate ............................ 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.88 $18.14 $22.55 $23.66 $21.68
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.11) 0.01 0.26 0.45
c
0.27
Net realized and unrealized gains (losses) ........... (0.55) 5.99 (1.81) 1.25 4.59
Total from investment operations .................... (0.66) 6.00 (1.55) 1.70 4.86
Less distributions from:
Net investment income .......................... — (0.21) (0.37) (0.41) (0.31)
Net realized gains ............................. (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ............................... (4.28) (3.26) (2.86) (2.81) (2.88)
Net asset value, end of year ....................... $15.94 $20.88 $18.14 $22.55 $23.66
Total return .................................... (5.46)% 37.42% (6.08)% 7.75% 26.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.46% 1.56% 1.57% 1.50% 1.49%
Expenses net of waiver and payments by affiliates ....... 1.37% 1.42% 1.42% 1.42% 1.44%
d
Net investment income (loss) ...................... (0.59)% 0.05% 1.17% 1.69%
c
1.21%
Supplemental data
Net assets, end of year (000’s) ..................... $3,148 $3,437 $3,395 $3,412 $1,213
Portfolio turnover rate ............................ 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.94 $18.18 $22.60 $23.68 $21.68
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.14) (0.02) 0.20 0.35
c
0.22
Net realized and unrealized gains (losses) ........... (0.55) 6.01 (1.79) 1.30 4.60
Total from investment operations .................... (0.69) 5.99 (1.59) 1.65 4.82
Less distributions from:
Net investment income .......................... — (0.18) (0.34) (0.33) (0.25)
Net realized gains ............................. (4.28) (3.05) (2.49) (2.40) (2.57)
Total distributions ............................... (4.28) (3.23) (2.83) (2.73) (2.82)
Net asset value, end of year ....................... $15.97 $20.94 $18.18 $22.60 $23.68
Total return .................................... (5.61)% 37.20% (6.25)% 7.54% 26.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.48% 1.61% 1.62% 1.60% 1.69%
Expenses net of waiver and payments by affiliates ....... 1.47% 1.60% 1.58% 1.60%
d
1.69%
d,e
Net investment income (loss) ...................... (0.73)% (0.12)% 1.01% 1.51%
c
0.96%
Supplemental data
Net assets, end of year (000’s) ..................... $63,106 $74,741 $67,189 $79,456 $83,172
Portfolio turnover rate ............................ 27.52% 59.87% 5.69% 12.15% 7.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton China World Fund
Statement of Investments, August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks 100.2%
Advertising 0.3%
a,b,c
Mobvista, Inc., 144A, Reg S ............................. China 651,000 $ 664,123
a
Air Freight & Logistics 0.5%
SF Holding Co. Ltd., A .................................. China 124,421 1,110,502
Application Software 0.4%
Hundsun Technologies, Inc., A ............................ China 113,212 869,295
Auto Parts & Equipment 1.3%
Minth Group Ltd. ...................................... China 664,000 2,755,775
Automobile Manufacturers 2.8%
Geely Automobile Holdings Ltd. ........................... China 162,365 588,444
a
NIO, Inc., ADR ....................................... China 138,606 5,448,602
6,037,046
Biotechnology 5.6%
a,b
BeiGene Ltd. ......................................... China 170,631 4,043,526
a
I-Mab, ADR .......................................... China 44,718 3,171,401
a,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 478,419 1,336,246
a,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 464,203 3,748,253
12,299,426
Brewers 1.9%
China Resources Beer Holdings Co. Ltd. .................... China 498,646 4,100,530
Commodity Chemicals 2.1%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 214,590 4,527,846
Construction Machinery & Heavy Trucks 1.6%
Weichai Power Co. Ltd., H .............................. China 1,390,447 3,508,562
Construction Materials 1.7%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 511,520 3,831,825
Distillers & Vintners 2.9%
Luzhou Laojiao Co. Ltd., A ............................... China 239,189 6,308,014
Diversified Banks 4.4%
China Merchants Bank Co. Ltd., H ......................... China 1,157,930 9,550,095
Diversified Metals & Mining 1.1%
China Molybdenum Co. Ltd., H ........................... China 3,247,409 2,533,504
Electrical Components & Equipment 3.8%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 3,573,647
Sunwoda Electronic Co. Ltd., A ........................... China 797,119 4,838,224
8,411,871
Electronic Components 2.4%
Luxshare Precision Industry Co. Ltd., A ..................... China 607,490 3,179,514
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 2,018,738
5,198,252
Environmental & Facilities Services 1.9%
c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 1,041,845 4,140,627
Financial Exchanges & Data 3.2%
East Money Information Co. Ltd., A ........................ China 475,200 2,277,257
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 74,595 4,712,438
6,989,695

Templeton China World Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Footwear 4.1%
ANTA Sports Products Ltd. .............................. China 439,935 $ 9,036,587
Health Care Services 0.7%
a,c
New Horizon Health Ltd., 144A, Reg S ..................... China 235,523 1,442,016
a
Interactive Home Entertainment 3.4%
a
Bilibili, Inc., ADR ...................................... China 28,132 2,257,030
NetEase, Inc. ........................................ China 269,129 5,152,119
7,409,149
Interactive Media & Services 15.8%
a
Baidu, Inc., ADR ...................................... China 29,386 4,614,190
a,b,c
Kuaishou Technology, 144A, Reg S ........................ China 80,000 872,894
Tencent Holdings Ltd. .................................. China 470,379 29,051,737
34,538,821
Internet & Direct Marketing Retail 18.2%
a
Alibaba Group Holding Ltd. .............................. China 983,125 20,586,104
a
JD.com, Inc., A ....................................... China 194,204 7,632,474
a,c
Meituan Dianping, B, 144A, Reg S ........................ China 324,898 10,388,408
a
Vipshop Holdings Ltd., ADR ............................. China 84,349 1,247,522
39,854,508
Internet Services & Infrastructure 1.5%
a
GDS Holdings Ltd., ADR ................................ China 57,566 3,366,460
a
Life & Health Insurance 2.3%
Ping An Insurance Group Co. of China Ltd., H ................ China 662,500 5,129,759
Life Sciences Tools & Services 5.3%
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 164,964 3,289,865
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 531,989 8,236,178
11,526,043
Real Estate Development 1.0%
China Resources Land Ltd. .............................. China 610,931 2,269,178
Real Estate Operating Companies 0.9%
c
KWG Living Group Holdings Ltd., Reg S .................... China 927,700 778,268
c
Shimao Services Holdings Ltd., 144A, Reg S ................. China 528,000 1,237,130
2,015,398
Restaurants 1.6%
Yum China Holdings, Inc. ............................... China 57,625 3,547,395
Semiconductor Equipment 1.3%
a
Daqo New Energy Corp., ADR ........................... China 47,855 2,933,990
a
Semiconductors 4.4%
a,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 788,083 4,638,054
Will Semiconductor Co. Ltd. Shanghai, A .................... China 130,971 4,910,314
9,548,368
Specialty Stores 1.8%
China Tourism Group Duty Free Corp. Ltd., A ................ China 110,757 3,918,069
Total Common Stocks (Cost $143,352,685) .....................................
219,372,729

Templeton China World Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 769,213 $ 769,213
Total Money Market Funds (Cost $769,213) .....................................
769,213
Total Short Term Investments (Cost $769,213 ) ..................................
769,213
a
Total Investments (Cost $144,121,898) 100.6% ..................................
$220,141,942
Other Assets, less Liabilities (0.6)% ...........................................
(1,255,889)
Net Assets 100.0% ...........................................................
$218,886,053
See Abbreviations on page 31 .
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2021. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $40,772,062, representing 18.6% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $143,352,685
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 769,213
Value - Unaffiliated issuers (Includes securities loaned of $2,511,222) .................................. $219,372,729
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 769,213
Receivables:
Investment securities sold ................................................................... 751
Capital shares sold ........................................................................ 230,004
Dividends ............................................................................... 75,212
Total assets .......................................................................... 220,447,909
Liabilities:
Payables:
Investment securities purchased .............................................................. 561,391
Capital shares redeemed ................................................................... 480,054
Management fees ......................................................................... 259,850
Distribution fees .......................................................................... 37,795
Transfer agent fees ........................................................................ 63,699
Professional fees ......................................................................... 79,849
Trustees' fees and expenses ................................................................. 5,941
Accrued expenses and other liabilities ........................................................... 73,277
Total liabilities ......................................................................... 1,561,856
Net assets, at value ................................................................. $218,886,053
Net assets consist of:
Paid-in capital ............................................................................. $140,895,339
Total distributable earnings (losses) ............................................................. 77,990,714
Net assets, at value ................................................................. $218,886,053

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $146,131,065
Shares outstanding ........................................................................ 9,295,643
Net asset value per share
a
.................................................................. $15.72
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $16.63
Class C:
Net assets, at value ....................................................................... $6,501,622
Shares outstanding ........................................................................ 420,535
Net asset value and maximum offering price per share
a
............................................. $15.46
Class R6:
Net assets, at value ....................................................................... $3,147,611
Shares outstanding ........................................................................ 197,499
Net asset value and maximum offering price per share ............................................. $15.94
Advisor Class:
Net assets, at value ....................................................................... $63,105,755
Shares outstanding ........................................................................ 3,951,613
Net asset value and maximum offering price per share ............................................. $15.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $131,829)
Unaffiliated issuers ........................................................................ $1,982,911
Non-controlled affiliates (Note 3 f ) ............................................................. 150
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 27,677
Non-controlled affiliates (Note 3 f ) ............................................................. 38
Total investment income ................................................................... 2,010,776
Expenses:
Management fees (Note 3 a ) ................................................................... 3,216,296
Distribution fees: (Note 3c )
    Class A ................................................................................ 436,150
    Class C ................................................................................ 115,056
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 224,932
    Class C ................................................................................ 14,630
    Class R6 ............................................................................... 4,453
    Advisor Class ............................................................................ 102,581
Custodian fees ............................................................................ 27,189
Reports to shareholders ...................................................................... 86,382
Registration and filing fees .................................................................... 99,756
Professional fees ........................................................................... 141,214
Trustees' fees and expenses .................................................................. 31,985
Other .................................................................................... 22,576
Total expenses ......................................................................... 4,523,200
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (8,436)
Net expenses ......................................................................... 4,514,764
Net investment income (loss) ............................................................ (2,503,988)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,665,500
Foreign currency transactions ................................................................ (26,729)
Net realized gain (loss) .................................................................. 9,638,771
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (22,291,051)
Translation of other assets and liabilities denominated in foreign currencies .............................. 139
Net change in unrealized appreciation (depreciation) ............................................ (22,290,912)
Net realized and unrealized gain (loss) ............................................................ (12,652,141)
Net increase (decrease) in net assets resulting from operations .......................................... $(15,156,129)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton China World Fund
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,503,988) $(823,115)
Net realized gain (loss) ................................................. 9,638,771 75,457,889
Net change in unrealized appreciation (depreciation) ........................... (22,290,912) (2,201,973)
Net increase (decrease) in net assets resulting from operations ................ (15,156,129) 72,432,801
Distributions to shareholders:
Class A ............................................................. (33,391,528) (24,649,838)
Class C ............................................................. (2,395,172) (2,304,710)
Class R6 ............................................................ (675,504) (573,952)
Advisor Class ........................................................ (15,703,974) (11,698,806)
Total distributions to shareholders .......................................... (52,166,178) (39,227,306)
Capital share transactions: (Note 2 )
Class A ............................................................. 25,270,800 (4,000,337)
Class C ............................................................. (3,202,083) (4,978,138)
Class R6 ............................................................ 680,766 (446,417)
Advisor Class ........................................................ 8,760,434 (2,117,940)
Total capital share transactions ............................................ 31,509,917 (11,542,832)
Net increase (decrease) in net assets ................................... (35,812,390) 21,662,663
Net assets:
Beginning of year ....................................................... 254,698,443 233,035,780
End of year ........................................................... $218,886,053 $254,698,443

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class
C, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as "market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $2,665,125 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,040,801 $39,821,253 1,637,185 $28,718,789
Shares issued in reinvestment of distributions .......... 1,828,143 32,412,982 1,424,398 23,858,673
Shares redeemed ............................... (2,498,230) (46,963,435) (3,284,677) (56,577,799)
Net increase (decrease) .......................... 1,370,714 $25,270,800 (223,094) $(4,000,337)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective March 1, 2021, the Fund pays an investment management fee to Asset Management based on the average weekly net assets of the Fund as follows:
Year Ended
August 31, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 147,071 $2,855,255 89,115 $1,517,497
Shares issued in reinvestment of distributions .......... 134,598 2,359,504 133,589 2,233,607
Shares redeemed
a
.............................. (462,755) (8,416,842) (500,380) (8,729,242)
Net increase (decrease) .......................... (181,086) $(3,202,083) (277,676) $(4,978,138)
Class R6 Shares:
Shares sold ................................... 89,251 $1,812,885 27,223 $484,613
Shares issued in reinvestment of distributions .......... 37,670 675,420 34,097 573,857
Shares redeemed ............................... (94,012) (1,807,539) (83,905) (1,504,887)
Net increase (decrease) .......................... 32,909 $680,766 (22,585) $(446,417)
Advisor Class Shares:
Shares sold ................................... 1,124,126 $22,740,914 815,555 $14,197,900
Shares issued in reinvestment of distributions .......... 785,723 14,135,152 615,112 10,395,376
Shares redeemed ............................... (1,527,472) (28,115,632) (1,557,209) (26,711,216)
Net increase (decrease) .......................... 382,377 $8,760,434 (126,542) $(2,117,940)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.200% Up to and including $1 billion
1.150% Over $1 billion, up to and including $5 billion
1.100% Over $5 billion, up to and including $10 billion
1.050% Over $10 billion, up to and including $15 billion
1.000% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
Prior to March 1, 2021, the Fund paid an investment management fee to Asset Management based on the average weekly net assets of the Fund as follows:
For the year ended August 31, 2021, the gross effective investment management fee rate was 1.20% of the Fund’s average weekly net assets.
Effective July 1, 2021, under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
1.200% Up to and including $4 billion
1.150% Over $4 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2021, the Fund paid transfer agent fees of $346,596, of which $195,912 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $24,710
CDSC retained .............................................................................. $2,668
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $3,642,614 $73,654,200 $(76,527,601) $— $— $769,213 769,213 $150
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,257,156 $43,067,662 $(45,324,818) $ — $ — $— — $38
Total Affiliated Securities ... $5,899,770 $116,721,862 $(121,852,419) $— $— $769,213 $188
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until December 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to January 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to
1.42% based on the average net assets of the class.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
4. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2021, the Fund deferred post-October capital losses of $1,108,661 and late-year ordinary losses of $1,038,183.
The tax character of distributions paid during the years ended August 31, 2021 and 2020, was as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2021, aggregated
$71,945,986 and $91,106,901, respectively.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $3,649,632 $1,678,150
Long term capital gain ...................................................... 48,516,546 37,549,156
$52,166,178 $39,227,306
Cost of investments .......................................................................... $144,121,898
Unrealized appreciation ........................................................................ $84,713,659
Unrealized depreciation ........................................................................ (8,693,615)
Net unrealized appreciation (depreciation) .......................................................... $76,020,044
Distributable earnings:
Undistributed long term capital gains .............................................................. $4,117,369
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements

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Annual Report
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a QFII license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen
Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the
United States.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 664,123 $ — $ 664,123
Air Freight & Logistics ................... — 1,110,502 — 1,110,502
Application Software .................... — 869,295 — 869,295
Auto Parts & Equipment ................. — 2,755,775 — 2,755,775
Automobile Manufacturers ............... 5,448,602 588,444 — 6,037,046
Biotechnology ......................... 3,171,401 9,128,025 — 12,299,426
Brewers ............................. — 4,100,530 — 4,100,530
Commodity Chemicals .................. — 4,527,846 — 4,527,846
Construction Machinery & Heavy Trucks ..... — 3,508,562 — 3,508,562
Construction Materials .................. — 3,831,825 — 3,831,825
Distillers & Vintners ..................... — 6,308,014 — 6,308,014
Diversified Banks ...................... — 9,550,095 — 9,550,095
Diversified Metals & Mining ............... — 2,533,504 — 2,533,504
Electrical Components & Equipment ........ — 8,411,871 — 8,411,871
Electronic Components .................. — 5,198,252 — 5,198,252
Environmental & Facilities Services ......... — 4,140,627 — 4,140,627
Financial Exchanges & Data .............. — 6,989,695 — 6,989,695
Footwear ............................ — 9,036,587 — 9,036,587
Health Care Services ................... — 1,442,016 — 1,442,016
Interactive Home Entertainment ........... 2,257,030 5,152,119 — 7,409,149
Interactive Media & Services .............. 4,614,190 29,924,631 — 34,538,821
Internet & Direct Marketing Retail .......... 1,247,522 38,606,986 — 39,854,508
Internet Services & Infrastructure .......... 3,366,460 — — 3,366,460
Life & Health Insurance .................. — 5,129,759 — 5,129,759
Life Sciences Tools & Services ............ — 11,526,043 — 11,526,043
Real Estate Development ................ — 2,269,178 — 2,269,178
Real Estate Operating Companies ......... — 2,015,398 — 2,015,398
Restaurants .......................... 3,547,395 — — 3,547,395
Semiconductor Equipment ............... 2,933,990 — — 2,933,990
Semiconductors ....................... — 9,548,368 — 9,548,368
Specialty Stores ....................... — 3,918,069 — 3,918,069
Short Term Investments ................... 769,213 — — 769,213
Total Investments in Securities ........... $27,355,803 $192,786,139
a
$— $220,141,942
a
Includes foreign securities valued at $192,786,139, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
10. New Accounting Pronouncements
(continued)

Templeton China World Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Templeton China World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
China World Fund (the "Fund") as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the five years in the period ended
August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton China World Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2021:
Pursuant to: Amount
Long-Term Capital Gain Dividends §852(b)(3)(C) $50,222,140
Dividends Received Deduction (DRD) §854(b)(1)(A) $27,660
Qualified Dividend Income (QDI) §854(b)(1)(B) $1,156,983
Short-Term Capital Gain Dividends §871(k)(2)(C) $3,649,632

Templeton China World Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex are shown below. Generally, each board member serves a three-year term that continues until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 122 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 123 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton China World Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee
since 2007
123 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 123 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 123 Formerly, Graham Holdings
Company (education and media
organization) (2011-May 2021);
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1999 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 29 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 134 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; officer of four of the investment companies in Franklin Templeton; and
formerly , Chief Executive and Chief Investment Officer, Fullerton Fund Management Company Ltd. (2011-2016).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton China World Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of 15 of the investment companies in Franklin Templeton; and formerly , Director, Senior
Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021)
Interested Board Members and Officers
(continued)

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds No HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Templeton China World Fund
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 A 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

((a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $42,892 for the fiscal year ended August 31, 2021 and $52,500 for the fiscal year ended August 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $93 for the fiscal year ended August 31, 2021 and $0 for the fiscal year ended August 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,812 for the fiscal year ended August 31, 2021 and $137,944 for the fiscal year ended August 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, valuation services related to a fair value engagement, and professional fees in connection with SOC 1 reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $25,905 for the fiscal year ended August 31, 2021 and $137,944 for the fiscal year ended August 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                     N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

By S\Ryan R. Wheeler______________________
Ryan R. Wheeler
Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date October 28, 2021